SA Franklin Allocation Moderately Aggressive Portfolio Expense Example - SA Franklin Allocation Moderately Aggressive Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,336
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,507
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	$ 1,619